First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 83.6%
	Aerospace & Defense – 0.8%
$1,005,000	Parsons Corp. (a)	0.25%	08/15/25	$1,062,285
957,835	Safran S.A., Series SAF (EUR) (b)	0.88%	05/15/27	1,556,775
				2,619,060
	Airlines – 3.4%
930,000	Air Canada	4.00%	07/01/25	1,423,330
815,000	American Airlines Group, Inc.	6.50%	07/01/25	1,246,950
655,000	Copa Holdings S.A.	4.50%	04/15/25	1,024,420
1,650,000	JetBlue Airways Corp. (a)	0.50%	04/01/26	1,626,900
2,100,000	Southwest Airlines Co.	1.25%	05/01/25	3,088,313
2,975,000	Spirit Airlines, Inc.	1.00%	05/15/26	2,798,285
				11,208,198
	Auto Components – 0.6%
945,000	LCI Industries (a)	1.13%	05/15/26	1,023,435
780,000	Patrick Industries, Inc.	1.00%	02/01/23	893,100
				1,916,535
	Automobiles – 2.1%
3,525,000	Ford Motor Co. (a)	(c)	03/15/26	3,789,375
278,000	Tesla, Inc.	2.00%	05/15/24	3,073,985
				6,863,360
	Banks – 0.5%
1,275,000	Deutshce Bank AG, Series GMTN	1.00%	05/01/23	1,643,265
	Biotechnology – 3.5%
555,000	Apellis Pharmaceuticals, Inc.	3.50%	09/15/26	1,051,031
2,825,000	Bridgebio Pharma, Inc. (a)	2.25%	02/01/29	2,586,516
2,300,000	Exact Sciences Corp.	0.38%	03/15/27	2,794,500
670,000	Halozyme Therapeutics, Inc.	1.25%	12/01/24	1,208,546
1,675,000	Insmed, Inc.	0.75%	06/01/28	1,708,500
850,000	Invitae Corp.	2.00%	09/01/24	1,033,855
755,000	Novavax, Inc.	3.75%	02/01/23	1,198,091
				11,581,039
	Capital Markets – 1.0%
1,675,000	Coinbase Global, Inc. (a)	0.50%	06/01/26	1,698,450
395,000	WisdomTree Investments, Inc.	4.25%	06/15/23	479,431
1,205,000	WisdomTree Investments, Inc. (a)	3.25%	06/15/26	1,155,354
				3,333,235
	Communications Equipment – 0.6%
1,180,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,300,950
580,000	Viavi Solutions, Inc.	1.00%	03/01/24	784,813
				2,085,763
	Construction & Engineering – 0.7%
350,000	Granite Construction, Inc.	2.75%	11/01/24	478,851
1,800,000	Vinci S.A., Series DGFP (b)	0.38%	02/16/22	2,034,900
				2,513,751
	Diversified Consumer Services – 1.8%
600,000	2U, Inc.	2.25%	05/01/25	1,015,800

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Diversified Consumer Services (Continued)
$4,525,000	Chegg, Inc. (a)	(c)	09/01/26	$4,907,362
				5,923,162
	Diversified Financial Services – 0.4%
1,165,000	JPMorgan Chase Financial Co. LLC (a)	0.25%	05/01/23	1,291,752
	Electronic Equipment, Instruments & Components – 0.6%
725,000	II-VI, Inc.	0.25%	09/01/22	1,103,088
1,000,000	Itron, Inc. (a)	(c)	03/15/26	1,029,897
				2,132,985
	Energy Equipment & Services – 0.5%
730,000	Helix Energy Solutions Group, Inc.	6.75%	02/15/26	780,724
1,020,000	Oil States International, Inc. (a)	4.75%	04/01/26	956,029
				1,736,753
	Entertainment – 2.8%
785,000	Bilibili, Inc.	1.25%	06/15/27	1,713,733
1,140,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,508,078
2,744,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	3,577,627
785,000	Sea Ltd.	2.38%	12/01/25	2,444,647
				9,244,085
	Equity Real Estate Investment Trusts – 1.0%
830,000	Kite Realty Group L.P. (a)	0.75%	04/01/27	842,948
1,150,000	Pebblebrook Hotel Trust	1.75%	12/15/26	1,287,425
1,045,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	1,068,512
				3,198,885
	Health Care Equipment & Supplies – 4.6%
1,150,000	CONMED Corp.	2.63%	02/01/24	1,857,969
843,000	Cutera, Inc. (a)	2.25%	03/15/26	1,436,809
260,000	DexCom, Inc.	0.75%	12/01/23	813,963
4,355,000	DexCom, Inc.	0.25%	11/15/25	4,959,256
605,000	Envista Holdings Corp.	2.38%	06/01/25	1,288,287
1,335,000	Insulet Corp.	0.38%	09/01/26	1,849,809
435,000	Integra LifeSciences Holdings Corp.	0.50%	08/15/25	496,466
1,525,000	Novocure, Ltd. (a)	(c)	11/01/25	1,816,656
945,000	NuVasive, Inc.	0.38%	03/15/25	917,831
				15,437,046
	Health Care Providers & Services – 1.1%
293,000	Anthem, Inc.	2.75%	10/15/42	1,591,283
1,950,000	Guardant Health, Inc. (a)	(c)	11/15/27	2,108,437
				3,699,720
	Health Care Technology – 0.6%
2,000,000	Teladoc Health, Inc.	1.25%	06/01/27	2,142,600
	Hotels, Restaurants & Leisure – 4.4%
2,150,000	Booking Holdings, Inc.	0.75%	05/01/25	3,046,755
500,000	Carnival Corp.	5.75%	04/01/23	1,144,400
1,450,000	MakeMyTrip Ltd. (a)	(c)	02/15/28	1,465,018
1,475,000	Marriott Vacations Worldwide Corp. (a)	(c)	01/15/26	1,578,250
2,155,000	NCL Corp. Ltd.	5.38%	08/01/25	3,424,295
1,925,000	Royal Caribbean Cruises Ltd.	4.25%	06/15/23	2,477,722

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Hotels, Restaurants & Leisure (Continued)
$1,410,000	Vail Resorts, Inc. (a)	(c)	01/01/26	$1,422,337
				14,558,777
	Independent Power & Renewable Electricity Producers – 0.5%
1,230,000	Sunnova Energy International, Inc. (a)	0.25%	12/01/26	1,561,793
	Interactive Media & Services – 5.7%
805,000	Eventbrite, Inc. (a)	0.75%	09/15/26	764,247
890,000	fuboTV, Inc. (a)	3.25%	02/15/26	827,144
2,730,000	Match Group Financeco 2, Inc. (a)	0.88%	06/15/26	5,197,237
1,120,000	Snap, Inc.	0.75%	08/01/26	3,679,900
2,700,000	Snap, Inc. (a)	(c)	05/01/27	3,113,100
1,475,000	Twitter, Inc.	0.25%	06/15/24	2,038,303
2,000,000	Zillow Group, Inc.	2.75%	05/15/25	3,576,000
				19,195,931
	Internet & Direct Marketing Retail – 3.8%
3,575,000	Etsy, Inc. (a)	0.13%	09/01/27	4,307,875
270,000	Farfetch Ltd.	3.75%	05/01/27	874,476
800,000	Fiverr International Ltd. (a)	(c)	11/01/25	1,089,600
475,000	MercadoLibre, Inc.	2.00%	08/15/28	1,701,592
925,000	RealReal, Inc. (The)	3.00%	06/15/25	1,141,797
700,000	Wayfair, Inc.	1.13%	11/01/24	1,481,830
2,000,000	Wayfair, Inc.	0.63%	10/01/25	1,950,000
				12,547,170
	IT Services – 5.3%
1,160,000	Akamai Technologies, Inc.	0.13%	05/01/25	1,554,980
525,000	MongoDB, Inc.	0.25%	01/15/26	948,281
2,215,000	Okta, Inc.	0.13%	09/01/25	3,232,792
1,650,000	Shift4Payments, Inc. (a)	(c)	12/15/25	2,149,125
1,350,000	Shopify, Inc.	0.13%	11/01/25	1,781,325
990,000	Square, Inc.	0.50%	05/15/23	3,144,488
4,200,000	Square, Inc. (a)	0.25%	11/01/27	4,966,500
				17,777,491
	Leisure Products – 0.3%
570,000	Callaway Golf Co.	2.75%	05/01/26	1,109,719
	Life Sciences Tools & Services – 0.9%
558,000	Illumina, Inc.	(c)	08/15/23	707,962
350,000	NanoString Technologies, Inc.	2.63%	03/01/25	530,469
990,000	NeoGenomics, Inc.	0.25%	01/15/28	977,006
410,000	Repligen Corp.	0.38%	07/15/24	886,871
				3,102,308
	Machinery – 1.7%
1,000,000	Chart Industries, Inc. (a)	1.00%	11/15/24	2,687,500
960,000	Greenbrier Cos., Inc (The) (a)	2.88%	04/15/28	1,008,000
790,000	John Bean Technologies Corp. (a)	0.25%	05/15/26	850,435
760,000	Middleby Corp. (The) (a)	1.00%	09/01/25	1,187,120
				5,733,055
	Marine – 0.3%
890,000	Seaspan Corp. (a)	3.75%	12/15/25	1,043,970

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Media – 2.0%
$2,500,000	DISH Network Corp. (a)	(c)	12/15/25	$2,936,250
610,000	Liberty Interactive LLC (a)	1.75%	09/30/46	1,334,832
1,000,000	Liberty Media Corp.	1.38%	10/15/23	1,333,475
880,000	TechTarget, Inc. (a)	0.13%	12/15/25	1,072,544
				6,677,101
	Metals & Mining – 2.0%
1,200,000	Allegheny Technologies, Inc.	3.50%	06/15/25	1,850,250
1,115,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	3,612,600
1,150,000	MP Materials Corp. (a)	0.25%	04/01/26	1,250,033
				6,712,883
	Mortgage Real Estate Investment Trusts – 0.3%
800,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(c)	08/15/23	994,000
	Oil, Gas & Consumable Fuels – 3.1%
313,000	Antero Resources Corp. (a)	4.25%	09/01/26	1,027,423
640,000	Centennial Resource Production LLC	3.25%	04/01/28	724,416
1,225,000	CNX Resources Corp.	2.25%	05/01/26	1,488,375
1,065,000	EQT Corp.	1.75%	05/01/26	1,578,223
615,000	Green Plains, Inc. (a)	4.00%	07/01/24	1,450,951
2,700,000	Pioneer Natural Resources Co.	0.25%	05/15/25	3,979,800
				10,249,188
	Pharmaceuticals – 1.8%
2,075,000	Jazz Investments I Ltd.	2.00%	06/15/26	2,697,500
2,250,000	Pacira BioSciences, Inc.	0.75%	08/01/25	2,469,375
815,000	Revance Therapeutics, Inc.	1.75%	02/15/27	945,052
				6,111,927
	Professional Services – 0.6%
725,000	FTI Consulting, Inc.	2.00%	08/15/23	1,091,487
675,000	KBR, Inc.	2.50%	11/01/23	1,073,672
				2,165,159
	Real Estate Management & Development – 0.6%
937,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	0.25%	06/15/26	954,016
950,000	Redfin Corp. (a)	(c)	10/15/25	1,029,800
				1,983,816
	Road & Rail – 0.8%
565,000	Lyft, Inc.	1.50%	05/15/25	904,565
1,675,000	Uber Technologies, Inc. (a)	(c)	12/15/25	1,642,337
				2,546,902
	Semiconductors & Semiconductor Equipment – 5.2%
675,000	Cree, Inc.	1.75%	05/01/26	1,401,502
405,000	Enphase Energy, Inc. (a)	0.25%	03/01/25	976,050
1,875,000	Enphase Energy, Inc. (a)	(c)	03/01/28	1,905,000
1,270,000	MACOM Technology Solutions Holdings, Inc. (a)	0.25%	03/15/26	1,319,213
1,635,000	Microchip Technology, Inc.	1.63%	02/15/27	3,497,919
740,000	Nova Ltd. (a)	(c)	10/15/25	1,042,660
1,245,000	ON Semiconductor Corp.	1.63%	10/15/23	2,420,747
1,080,000	ON Semiconductor Corp. (a)	(c)	05/01/27	1,150,848
640,000	SMART Global Holdings, Inc.	2.25%	02/15/26	876,800

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$725,000	Teradyne, Inc.	1.25%	12/15/23	$2,892,750
				17,483,489
	Software – 13.2%
1,525,000	Bentley Systems, Inc. (a)	0.13%	01/15/26	1,761,375
1,925,000	Bill.com Holdings, Inc. (a)	(c)	12/01/25	2,803,281
450,000	Blackline, Inc.	0.13%	08/01/24	736,031
962,000	Box, Inc. (a)	(c)	01/15/26	1,105,723
366,000	Cerence, Inc.	3.00%	06/01/25	1,085,859
1,875,000	Coupa Software, Inc.	0.38%	06/15/26	2,012,813
1,125,000	Datadog, Inc.	0.13%	06/15/25	1,563,750
1,040,000	Dropbox, Inc. (a)	(c)	03/01/28	1,173,640
1,525,000	FireEye, Inc.	0.88%	06/01/24	1,726,109
1,050,000	Five9, Inc.	0.50%	06/01/25	1,696,380
1,150,000	HubSpot, Inc.	0.38%	06/01/25	2,474,656
1,425,000	j2 Global, Inc. (a)	1.75%	11/01/26	1,845,375
1,325,000	LivePerson, Inc. (a)	(c)	12/15/26	1,438,420
380,000	MicroStrategy, Inc. (a)	0.75%	12/15/25	651,890
975,000	Mitek Systems, Inc. (a)	0.75%	02/01/26	1,204,125
3,600,000	Palo Alto Networks, Inc.	0.75%	07/01/23	5,571,000
1,475,000	Q2 Holdings, Inc. (a)	0.13%	11/15/25	1,475,775
2,000,000	RingCentral, Inc.	(c)	03/01/25	2,120,000
585,000	Sailpoint Technologies Holdings, Inc.	0.13%	09/15/24	1,077,570
235,000	ServiceNow, Inc.	(c)	06/01/22	1,024,322
925,000	Splunk, Inc.	0.50%	09/15/23	1,070,688
1,625,000	Workday, Inc.	0.25%	10/01/22	2,637,538
2,640,000	Zendesk, Inc.	0.63%	06/15/25	3,611,784
1,400,000	Zscaler, Inc.	0.13%	07/01/25	2,342,200
				44,210,304
	Specialty Retail – 4.1%
430,000	American Eagle Outfitters, Inc.	3.75%	04/15/25	1,744,123
1,200,000	Burlington Stores, Inc.	2.25%	04/15/25	1,966,500
1,025,000	Dick’s Sporting Goods, Inc.	3.25%	04/15/25	3,152,516
1,400,000	Dufry One BV (CHF) (b)	0.75%	03/30/26	1,478,228
895,000	Guess?, Inc.	2.00%	04/15/24	1,019,181
955,000	RH	(c)	06/15/23	3,263,140
1,000,000	Vroom, Inc. (a)	0.75%	07/01/26	976,500
				13,600,188
	Technology Hardware, Storage & Peripherals – 0.2%
690,000	Pure Storage, Inc.	0.13%	04/15/23	726,570
	Textiles, Apparel & Luxury Goods – 0.2%
390,000	Under Armour, Inc.	1.50%	06/01/24	730,763
	Total Convertible Corporate Bonds			279,393,698
	(Cost $232,389,341)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 14.6%
	Auto Components – 0.9%
15,300	Aptiv PLC, Series A	5.50%	06/15/23	2,872,728

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Capital Markets – 1.2%
610	Cowen, Inc., Series A	5.63%	(e)	$941,216
37,250	KKR & Co., Inc., Series C	6.00%	09/15/23	3,093,240
				4,034,456
	Construction & Engineering – 0.5%
1,725	Fluor Corp. (a)	6.50%	(e)	1,732,245
	Electric Utilities – 0.9%
61,000	NextEra Energy, Inc.	5.28%	03/01/23	3,131,740
	Food Products – 0.6%
15,825	Bunge Ltd.	4.88%	(e)	1,867,983
	Health Care Equipment & Supplies – 2.7%
20,750	Boston Scientific Corp., Series A	5.50%	06/01/23	2,549,345
1,975	Danaher Corp., Series A	4.75%	04/15/22	3,935,681
1,645	Danaher Corp., Series B	5.00%	04/15/23	2,631,178
				9,116,204
	Internet & Direct Marketing Retail – 0.3%
625	2020 Mandatory Exchangeable Trust (a)	6.50%	05/16/23	1,174,600
	Life Sciences Tools & Services – 1.2%
35,000	Avantor, Inc., Series A	6.25%	05/15/22	4,047,750
	Machinery – 1.2%
9,900	Colfax Corp.	5.75%	01/15/22	1,835,262
19,500	Stanley Black & Decker, Inc.	5.25%	11/15/22	2,301,000
				4,136,262
	Media – 0.6%
28,000	ViacomCBS, Inc., Series A	5.75%	04/01/24	2,035,040
	Metals & Mining – 0.5%
19,850	ArcelorMittal S.A.	5.50%	05/18/23	1,647,748
	Pharmaceuticals – 0.4%
21,725	Elanco Animal Health, Inc.	5.00%	02/01/23	1,199,437
	Professional Services – 0.3%
9,455	Clarivate PLC, Series A	5.25%	06/01/24	859,460
	Semiconductors & Semiconductor Equipment – 2.2%
4,800	Broadcom, Inc., Series A	8.00%	09/30/22	7,412,832
	Wireless Telecommunication Services – 1.1%
2,900	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	3,642,226
	Total Convertible Preferred Securities			48,910,711
	(Cost $38,105,040)
	Total Investments – 98.2%			328,304,409
	(Cost $270,494,381) (f)
Net Other Assets and Liabilities – 1.8%	5,892,769
Net Assets – 100.0%	$334,197,178

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management LLC (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $102,628,588 or 30.7% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon security.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Perpetual maturity.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,556,391 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,746,363. The net unrealized appreciation was $57,810,028.

CHF	Swiss Franc
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 279,393,698	$ —	$ 279,393,698	$ —
Convertible Preferred Securities:
Capital Markets	4,034,456	3,093,240	941,216	—
Construction & Engineering	1,732,245	—	1,732,245	—
Food Products	1,867,983	—	1,867,983	—
Health Care Equipment & Supplies	9,116,204	6,485,026	2,631,178	—
Internet & Direct Marketing Retail	1,174,600	—	1,174,600	—
Wireless Telecommunication Services	3,642,226	—	3,642,226	—
Other industry categories*	27,342,997	27,342,997	—	—
Total Investments	$ 328,304,409	$ 36,921,263	$ 291,383,146	$—

*	See Portfolio of Investments for industry breakout.